OTHER ASSETS (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Current
Work in progress	$ 200	$ 469
Prepayments and other assets	956	1,039
Assets held for sale	115	350
Total current	1,271	1,858
Non-current
Prepayments and other assets	385	515
Total non-current	$ 385	$ 515